UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2011



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 =====================================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       SEPTEMBER 30, 2011

 =====================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"THE RALLY IN MUNICIPAL BONDS SHOULD REMIND
US ALL THAT IT'S ALMOST IMPOSSIBLE TO              [PHOTO OF DANIEL S. McNAMARA]
ANTICIPATE THE SHORT-TERM MOVEMENTS OF THE
FINANCIAL MARKETS."

--------------------------------------------------------------------------------

NOVEMBER 2011

Investors found plenty to worry about during the reporting period. When the six-month period began, 10-year U.S. Treasury rates were around 3.5% and were widely expected to increase. Political unrest in the Middle East, which had emerged in Tunisia, was spreading to other nations in North Africa. In March, Japan had suffered a devastating earthquake and tsunami. The terrible toll on human life and on that nation's infrastructure, which included emergencies at some nuclear power plants, resulted in supply disruptions and seemed likely to have an adverse effect on companies that did business in or with Japan.

A steady stream of bad news also continued to flow out of the European Union
(EU). Some EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. Meanwhile, U.S. legislators were engaged in a contentious debate about whether to raise the nation's debt ceiling. Shortly after a compromise agreement was reached, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+.

However, despite the gravity of these events, I believe they were of less significance than the slowdown in global economic growth. As economic conditions weakened in the U.S., Europe and China, some observers began to speculate about the possibility of a new recession. The European debt crisis only seemed to exacerbate their fears. A permanent solution remains elusive, although EU policymakers and the International Monetary Fund continue looking for one. In my opinion, a positive outcome appears less and less likely. Furthermore, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

Against this backdrop, the tax-exempt bond market sustained a strong rally. In the fourth quarter of 2010, the municipal market had been roiled by

================================================================================

================================================================================

negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not share. Our confidence has been well-rewarded. The USAA tax-exempt bond funds performed well during the reporting period as interest rates fell (as interest rates fall, bond prices increase) and state and local governments started on a path of fiscal restraint. Municipalities are working to raise revenue, cut spending, trim payrolls, and renegotiate their long-term commitments with their employees. While the process can be very painful for residents, these efforts are positive from a credit perspective.

The rally in municipal bonds should remind us all that it's almost impossible to anticipate the short-term movements of the financial markets. Investors who believed the gloomy predictions of the pundits may have sold some or all of their municipal holdings during the fourth quarter decline only to watch the rally, which began in January 2011, pass them by. In my opinion, a long-term strategy -- and the patience to see it through -- is the best chance of maximizing investment returns.

At USAA Investment Management Company, we continue to believe that tax-exempt investments have a place in a diversified portfolio. Rest assured our municipal bond managers and analysts will maintain a disciplined approach to managing the USAA tax-exempt funds, focusing on income generation while attempting to select investments that adequately compensate our shareholders for the risks they are assuming.

On behalf of all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        26

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              38

ADVISORY AGREEMENT                                                           40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN
USAA Investment Management Company                   [PHOTO OF DALE R. HOFFMANN]

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   Yields on tax-exempt money market instruments remained near all-time lows for the six-month reporting period ended September 30, 2011. During the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.01% for the category.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   As U.S. economic growth remained weak during the reporting period, the Federal Reserve (the Fed) kept the federal funds target rate at historic lows -- in a range between zero and 0.25%. The unemployment rate remained above 9%, keeping a lid on consumer spending. The housing market remained soft and manufacturing slowed. In August, the Fed said it would try to boost economic activity by holding short-term rates near zero through at least mid-2013.

   Although money market funds provided extremely low absolute returns, many investors continued to favor them for the safety and

   Refer to page 6 for benchmark definition.

   Past performance is no guarantee of future results.

================================================================================

2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   liquidity they provide. Short-term tax-exempt securities, especially municipal variable rate demand notes (VRDNs), remained in short supply during the reporting period as issuers took advantage of low interest rates and issued longer-term securities instead to fund their borrowing needs. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, began the period on March 31, 2011 at 0.25%, fell to an all-time low of 0.07% on July 13, 2011, and ended the period at 0.16%.

   The Bond Buyer One-Year Note Index began the period at 0.50%, fell to 0.28% on September 15, 2011, and ended the reporting period at 0.33%.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We concentrated our buying on VRDNs, largely because of the safety and liquidity they offer. Most of the VRDNs owned by the Fund are guaranteed by a bank letter of credit for the payment of both principal and interest. VRDNs also provide flexibility because we can sell them at par value (100% of face value) upon seven days or less notice.

   After the Fed announced it would keep short-term interest rates low until mid-2013, we sought to invest in securities with longer maturities.
   However, we found very few attractive opportunities given the low short-term interest rate environment. To identify potential investments, we relied on our experienced team of credit analysts. They also continued to analyze and monitor every holding in the Fund.

   The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

   Variable rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

o  WHAT IS THE OUTLOOK?

   Although the U.S. economy remained weak during the reporting period, it is unclear whether the slow-growth expansion has actually stalled. Yet, with unemployment above 9%, the economic realities are challenging. The Fed has been vocal in its determination to keep short-term interest rates extraordinarily low. Under the circumstances, shareholders should expect to see little change in the Fund's yield.

   As always, we will maintain our focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the Fund. We will also continue to avoid issues subject to the alternative minimum tax for individuals.

   We appreciate your continued confidence in us.

================================================================================

4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

-----------------------------------------------------------------------------------
                                                    9/30/11            3/31/11
-----------------------------------------------------------------------------------
Net Assets                                      $2,622.6 Million   $2,843.0 Million
Net Asset Value Per Share                            $1.00              $1.00
Dollar-Weighted Average Portfolio Maturity(+)       42 Days            34 Days

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/11
--------------------------------------------------------------------------------
  3/31/11 to 9/30/11      1 Year       5 Years       10 Years       7-Day Yield

         0.01%*            0.01%        1.44%          1.47%           0.01%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 3/31/11**
--------------------------------------------------------------------------------

                                       0.55%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                USAA TAX EXEMPT                    IMONEYNET
                               MONEY MARKET FUND                     AVERAGE
 9/27/2010                          0.01%                              0.03%
10/25/2010                          0.01                               0.03
11/29/2010                          0.01                               0.02
12/27/2010                          0.02                               0.03
 1/31/2011                          0.01                               0.02
 2/28/2011                          0.01                               0.02
 3/28/2011                          0.01                               0.02
 4/25/2011                          0.01                               0.02
 5/30/2011                          0.01                               0.01
 6/27/2011                          0.01                               0.01
 7/25/2011                          0.01                               0.01
 8/29/2011                          0.01                               0.02
 9/26/2011                          0.01                               0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/26/11.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/11
                                (% of Net Assets)

General Obligation ......................................................  14.3%
Hospital ................................................................  12.3%
Nursing/CCRC ............................................................  11.2%
Electric Utilities ......................................................  10.3%
Education ...............................................................   9.3%
Community Service .......................................................   7.3%
Multifamily Housing .....................................................   5.4%
Agricultural Products ...................................................   5.0%
Buildings ...............................................................   3.3%
Real Estate Tax/Fee .....................................................   2.8%

 You will find a complete list of securities that the Fund owns on pages 13-25.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 9/30/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 80.0%
FIXED-RATE INSTRUMENTS                                                     14.3%
PUT BONDS                                                                   5.1%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                              USAA TAX EXEMPT
                                                             MONEY MARKET FUND
09/30/01                                                        $10,000.00
10/31/01                                                         10,017.83
11/30/01                                                         10,032.27
12/31/01                                                         10,043.47
01/31/02                                                         10,053.67
02/28/02                                                         10,063.23
03/31/02                                                         10,073.16
04/30/02                                                         10,083.92
05/31/02                                                         10,096.10
06/30/02                                                         10,105.16
07/31/02                                                         10,114.64
08/31/02                                                         10,124.83
09/30/02                                                         10,134.46
10/31/02                                                         10,146.17
11/30/02                                                         10,156.81
12/31/02                                                         10,165.35
01/31/03                                                         10,172.95
02/28/03                                                         10,180.08
03/31/03                                                         10,187.52
04/30/03                                                         10,195.38
05/31/03                                                         10,203.90
06/30/03                                                         10,210.26
07/31/03                                                         10,215.08
08/31/03                                                         10,220.00
09/30/03                                                         10,225.33
10/31/03                                                         10,231.58
11/30/03                                                         10,237.55
12/31/03                                                         10,244.22
01/31/04                                                         10,249.88
02/29/04                                                         10,254.59
03/31/04                                                         10,259.85
04/30/04                                                         10,266.09
05/31/04                                                         10,271.76
06/30/04                                                         10,277.62
07/31/04                                                         10,283.77
08/31/04                                                         10,290.63
09/30/04                                                         10,299.09
10/31/04                                                         10,310.21
11/30/04                                                         10,320.90
12/31/04                                                         10,333.01
01/31/05                                                         10,344.25
02/28/05                                                         10,356.26
03/31/05                                                         10,369.79
04/30/05                                                         10,387.93
05/31/05                                                         10,408.80
06/30/05                                                         10,426.21
07/31/05                                                         10,443.01
08/31/05                                                         10,461.16
09/30/05                                                         10,481.04
10/31/05                                                         10,500.02
11/30/05                                                         10,521.48
12/31/05                                                         10,547.26
01/31/06                                                         10,569.04
02/28/06                                                         10,590.76
03/31/06                                                         10,616.29
04/30/06                                                         10,640.79
05/31/06                                                         10,668.71
06/30/06                                                         10,698.92
07/31/06                                                         10,725.76
08/31/06                                                         10,753.88
09/30/06                                                         10,782.42
10/31/06                                                         10,809.91
11/30/06                                                         10,837.90
12/31/06                                                         10,869.54
01/31/07                                                         10,896.85
02/28/07                                                         10,923.62
03/31/07                                                         10,953.77
04/30/07                                                         10,982.78
05/31/07                                                         11,015.11
06/30/07                                                         11,046.08
07/31/07                                                         11,075.33
08/31/07                                                         11,109.44
09/30/07                                                         11,137.53
10/31/07                                                         11,167.48
11/30/07                                                         11,197.97
12/31/07                                                         11,225.98
01/31/08                                                         11,251.70
02/29/08                                                         11,273.68
03/31/08                                                         11,299.78
04/30/08                                                         11,321.42
05/31/08                                                         11,344.74
06/30/08                                                         11,362.91
07/31/08                                                         11,380.27
08/31/08                                                         11,399.06
09/30/08                                                         11,431.24
10/31/08                                                         11,467.85
11/30/08                                                         11,481.67
12/31/08                                                         11,495.36
01/31/09                                                         11,503.53
02/28/09                                                         11,510.79
03/31/09                                                         11,519.39
04/30/09                                                         11,528.30
05/31/09                                                         11,538.74
06/30/09                                                         11,547.82
07/31/09                                                         11,556.68
08/31/09                                                         11,563.49
09/30/09                                                         11,568.49
10/31/09                                                         11,570.97
11/30/09                                                         11,572.26
12/31/09                                                         11,574.94
01/31/10                                                         11,575.04
02/28/10                                                         11,575.12
03/31/10                                                         11,575.22
04/30/10                                                         11,575.32
05/31/10                                                         11,575.78
06/30/10                                                         11,576.01
07/31/10                                                         11,576.11
08/31/10                                                         11,576.20
09/30/10                                                         11,576.30
10/31/10                                                         11,576.40
11/30/10                                                         11,576.49
12/31/10                                                         11,576.61
01/31/11                                                         11,576.71
02/28/11                                                         11,576.80
03/31/11                                                         11,576.89
04/30/11                                                         11,576.99
05/31/11                                                         11,577.09
06/30/11                                                         11,577.18
07/31/11                                                         11,577.28
08/31/11                                                         11,577.37
09/30/11                                                         11,577.48

                                   [END CHART]

                       Data from 9/30/01 through 9/30/11.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

O  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money

================================================================================

10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

   (INS)  Principal and interest payments are insured by one of the following:
          Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   CSD    Central School District
   EDA    Economic Development Authority
   EDC    Economic Development Corp.
   IDA    Industrial Development Authority/Agency
   IDB    Industrial Development Board
   IDC    Industrial Development Corp.
   ISD    Independent School District
   MTA    Metropolitan Transportation Authority

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (80.0%)

             ALABAMA (1.7%)
$ 2,605      Auburn IDB (LOC - Compass Bank)                         0.91%       4/01/2019     $    2,605
  1,085      Demopolis IDB (LOC - Compass Bank)                      0.65        8/01/2022          1,085
  1,875      Huntsville Educational Building Auth.
               (LOC - Branch Banking & Trust Co.)                    0.20       12/01/2022          1,875
  2,900      Huntsville-Randolph School Educational Building
               Auth. (LOC - Compass Bank)                            0.43        2/01/2038          2,900
  2,145      Marengo County Port Auth. (LOC - Compass Bank)          0.65        7/01/2026          2,145
  1,200      Oxford IDA (LOC - Federal Home Loan Bank of
               Atlanta)                                              0.21       12/01/2029          1,200
 32,500      Tuscaloosa County Port Auth. (LOC - Compass
               Bank)                                                 0.81       12/01/2031         32,500
                                                                                               ----------
                                                                                                   44,310
                                                                                               ----------
             ARIZONA (1.1%)
  4,950      Chandler IDA (LOC - Comerica Bank, N.A.)                0.22       12/01/2037          4,950
 12,150      Health Facilities Auth. (LOC - Sovereign Bank)          0.39       12/01/2037         12,150
 12,000      Verrado Western Overlay Community Facilities
               District (LOC - Compass Bank)                         0.70        7/01/2029         12,000
                                                                                               ----------
                                                                                                   29,100
                                                                                               ----------
             ARKANSAS (0.2%)
  5,175      Texarkana (LOC - PNC Bank, N.A.)                        0.31        3/01/2021          5,175
                                                                                               ----------
             CALIFORNIA (1.3%)
  2,655      Hanford (LOC - Union Bank of California, N.A.)          0.28        4/01/2023          2,655
 10,130      Montebello Public Financing Auth. (LOC - Union
               Bank of California, N.A.)                             0.28       12/01/2034         10,130
 12,330      State (INS)(LIQ)(a)                                     0.16       12/01/2012         12,330
  7,500      State (LOC - Citibank, N.A.)                            0.17        5/01/2033          7,500
  2,300      Statewide Communities Dev. Auth.                        0.11        4/01/2046          2,300
                                                                                               ----------
                                                                                                   34,915
                                                                                               ----------
             COLORADO (4.6%)
  8,915      Arista Metropolitan District (LOC - Compass Bank)       0.70       12/01/2030          8,915
  7,900      Brighton Crossing Metropolitan District No. 4
               (LOC - Compass Bank)                                  0.56       12/01/2034          7,900
  6,500      Cornerstar Metropolitan District Co.
               (LOC - Compass Bank)                                  0.56       12/01/2037          6,500
    645      Denver Urban Renewal Auth. (LOC - Compass Bank)         0.70        9/01/2017            645
  5,535      Denver Urban Renewal Auth. (LOC - Compass Bank)         0.70        9/01/2017          5,535

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 3,310      Denver Urban Renewal Auth. (LOC - Compass Bank)         0.70%       9/01/2017     $    3,310
  5,000      Educational and Cultural Facilities Auth.
               (LOC - Sovereign Bank)                                0.39        7/01/2037          5,000
  1,885      El Paso County (LOC - JPMorgan Chase Bank, N.A.)        0.25       11/01/2021          1,885
  4,200      Fiddler's Business Improvement District
               (LOC - Key Bank, N.A.)                                0.26       12/01/2038          4,200
    930      Health Facilities Auth. (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.55        1/01/2018            930
  3,595      Health Facilities Auth. (LOC - Compass Bank)            0.35        5/15/2030          3,595
 23,490      Jefferson Metropolitan District (LIQ)(LOC - Bank of
               America, N.A.)(a)                                     0.49       12/01/2028         23,490
 48,545      Lowry Economic Redevelopment Auth.
               (LOC - Compass Bank)                                  0.70       12/01/2020         48,545
    700      Postsecondary Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.55        4/01/2013            700
                                                                                               ----------
                                                                                                  121,150
                                                                                               ----------
             CONNECTICUT (0.1%)
  1,500      Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                         0.26        7/01/2036          1,500
                                                                                               ----------
             DELAWARE (0.4%)
  4,250      EDA (LOC - Wells Fargo Bank, N.A.)                      0.30        9/01/2012          4,250
  6,600      EDA                                                     0.65       12/01/2014          6,600
                                                                                               ----------
                                                                                                   10,850
                                                                                               ----------
             DISTRICT OF COLUMBIA (0.1%)
  2,925      District of Columbia (LOC - Bank of America, N.A.)      0.36        7/01/2022          2,925
                                                                                               ----------
             FLORIDA (2.9%)
 16,695      Broward County Housing Finance Auth.
               (LIQ)(NBGA)(a)                                        0.26        9/01/2032         16,695
  2,000      Collier County IDA (LOC - Fifth Third Bank)             0.34       11/01/2022          2,000
  5,160      JEA (INS)(LIQ)(a)                                       0.18       10/01/2013          5,160
  3,200      Miami Dade County Facilities Auth.
               (LOC - Bank of America, N.A.)                         0.33       12/01/2025          3,200
  3,500      Miami-Dade County (INS)(LIQ)(a)                         0.31        7/01/2018          3,500
  3,100      Miami-Dade County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21       11/01/2042          3,100
  6,000      Miami-Dade County School Board (INS)(LIQ)(a)            0.31        5/01/2016          6,000
  2,100      Orlando-Orange County Expressway Auth.
               (LOC - SunTrust Bank)                                 0.37        7/01/2040          2,100
  1,300      Palm Beach County (LOC - Northern Trust Co.)            0.19        3/01/2027          1,300
  7,120      Peace River (INS)(LIQ)(a)                               0.41       10/01/2013          7,120
  7,200      Seminole County IDA (LOC - Fifth Third Bank)            0.34       12/01/2037          7,200
  4,400      UCF Health Facilities Corp. (LOC - Fifth Third Bank)    0.34        7/01/2037          4,400

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 3,085      Univ. of North Florida Financing Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.18%      11/01/2027     $    3,085
 11,735      West Palm Beach Utility System (LIQ)(a)                 0.19       10/01/2012         11,735
                                                                                               ----------
                                                                                                   76,595
                                                                                               ----------
             GEORGIA (0.6%)
 10,000      Appling County Dev. Auth.                               0.25        9/01/2041         10,000
  2,850      Cobb County Dev. Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                                 0.21        2/01/2030          2,850
  4,000      Floyd County Dev. Auth. (LOC - RBC Bank (USA))          0.19        4/01/2017          4,000
                                                                                               ----------
                                                                                                   16,850
                                                                                               ----------
             ILLINOIS (4.9%)
  4,200      Dev. Finance Auth.                                      0.25        1/01/2016          4,200
 18,000      Dev. Finance Auth. (INS)(LIQ)                           0.26        9/01/2031         18,000
  2,730      Elgin Educational Facilities (LOC - Fifth Third Bank)   0.34        8/01/2029          2,730
  3,045      Finance Auth. (LOC - Fifth Third Bank)                  0.96        3/01/2031          3,045
 19,890      Finance Auth. (INS)(LIQ)                                0.26        9/01/2031         19,890
  3,900      Finance Auth. (LOC - Fifth Third Bank)                  0.34        6/01/2037          3,900
 22,500      Finance Auth. (LOC - Fifth Third Bank)                  0.31        6/01/2038         22,500
 13,700      Finance Auth. (LOC - Fifth Third Bank)                  0.31        7/01/2042         13,700
  6,500      Finance Auth. (LOC - RBS Citizens, N.A.)                0.31        9/01/2043          6,500
  2,115      Finance Auth. (LOC - Fifth Third Bank)                  0.33        1/01/2048          2,115
 17,625      Hamilton Memorial Hospital (LOC - Sovereign Bank)       0.46       11/01/2037         17,625
  4,855      Health Facilities Auth. (LOC - Fifth Third Bank)        0.24       11/01/2033          4,855
  4,249      Springfield Airport Auth.                               0.60       10/15/2016          4,249
  6,250      Will County (LOC - FirstMerit Bank, N.A.)               0.31        7/01/2034          6,250
                                                                                               ----------
                                                                                                  129,559
                                                                                               ----------
             INDIANA (1.6%)
  6,590      Berne (LOC - Federal Home Loan
               Bank of Indianapolis)                                 0.21       10/01/2033          6,590
  4,500      Dev. Finance Auth. (LOC - Fifth Third Bank)             0.34        2/01/2023          4,500
  5,450      Evansville (LOC - Fifth Third Bank)                     0.34        1/01/2025          5,450
  9,620      Finance Auth. (LOC - Federal Home Loan
               Bank of Indianapolis)                                 0.21        7/01/2029          9,620
  2,920      Finance Auth. (LOC - PNC Bank, N.A.)                    0.23        6/01/2037          2,920
  1,300      Huntington                                              0.22        6/26/2014          1,300
  3,650      Jasper County (LOC - Fifth Third Bank)                  0.42       12/01/2022          3,650
  1,300      St. Joseph County (LOC - Wells Fargo Bank, N.A.)        0.30        6/01/2022          1,300
  6,225      Winona Lake (LOC - Key Bank, N.A.)                      0.61        7/01/2031          6,225
                                                                                               ----------
                                                                                                   41,555
                                                                                               ----------
             IOWA (6.4%)
  6,850      Chillicothe                                             0.25        1/01/2023          6,850
 12,750      Council Bluffs                                          0.20        1/01/2025         12,750

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$33,000      Finance Auth.                                           0.21%       6/01/2036     $   33,000
 33,000      Finance Auth.                                           0.21        9/01/2036         33,000
  7,790      Finance Auth. (LOC - Wells Fargo Bank, N.A.)            0.22       11/01/2050          7,790
 29,500      Louisa County                                           0.23        9/01/2016         29,500
  3,900      Louisa County                                           0.23        3/01/2017          3,900
 34,900      Louisa County                                           0.23       10/01/2024         34,900
  1,280      Sheldon                                                 0.46       11/01/2015          1,280
  5,500      Urbandale (LOC - Wells Fargo Bank, N.A.)                0.22       11/01/2020          5,500
                                                                                               ----------
                                                                                                  168,470
                                                                                               ----------
             KANSAS (0.1%)
  3,405      North Newton (LOC - U.S. Bank, N.A.)                    0.19        1/01/2023          3,405
                                                                                               ----------
             KENTUCKY (2.0%)
  1,325      Boone County (LOC - JPMorgan Chase Bank, N.A.)          0.25       11/01/2021          1,325
 15,000      Economic Dev. Finance Auth. (INS)(LIQ)(a)               0.36        6/01/2016         15,000
  2,000      Frankfort                                               0.22        5/07/2014          2,000
 10,340      Georgetown (LOC - Fifth Third Bank)                     0.34       11/15/2029         10,340
 20,000      Hancock County (LOC - HSBC Bank USA)                    0.26        7/01/2012         20,000
  1,095      Lexington-Fayette Urban County (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.25        7/01/2021          1,095
  3,230      Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                         0.41       12/01/2027          3,230
                                                                                               ----------
                                                                                                   52,990
                                                                                               ----------
             LOUISIANA (2.4%)
  1,125      Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)              0.21        4/01/2018          1,125
  1,830      Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)              0.21        3/01/2033          1,830
  8,620      New Orleans (LOC - Capital One, N.A.)                   0.84        8/01/2024          8,620
  2,930      Public Facilities Auth. (LOC - Federal Home Loan
               Bank of Dallas)                                       0.21       12/01/2014          2,930
 14,020      Public Facilities Auth. (INS)(LIQ)(a)                   0.20        2/15/2015         14,020
  1,100      Public Facilities Auth.                                 0.22        8/01/2017          1,100
  7,610      Public Facilities Auth. (LOC - Bank of
               New York Mellon)                                      0.24        4/01/2021          7,610
  2,830      Public Facilities Auth. (LOC - Capital One, N.A.)       0.84        7/01/2023          2,830
    465      Public Facilities Auth. (LOC - Capital One, N.A.)       0.84        7/01/2023            465
  1,000      Public Facilities Auth. (LOC - Capital One, N.A.)       0.84        7/01/2023          1,000
  2,150      Public Facilities Auth. (LOC - Capital One, N.A.)       0.84        7/01/2027          2,150
 19,950      St. Tammany Parish Dev. District
               (LOC - SunTrust Bank)                                 0.37        7/01/2038         19,950
                                                                                               ----------
                                                                                                   63,630
                                                                                               ----------

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MARYLAND (0.5%)
$ 1,000      Baltimore County IDA                                    0.22%       3/01/2014     $    1,000
  1,555      Health and Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.25        1/01/2033          1,555
 10,500      Williamsport (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21       11/01/2037         10,500
                                                                                               ----------
                                                                                                   13,055
                                                                                               ----------
             MASSACHUSETTS (1.5%)
  9,270      Dev. Finance Agency (LOC - Sovereign Bank)              0.39        3/01/2024          9,270
 10,845      Dev. Finance Agency (LOC - Sovereign Bank)              0.45        6/01/2034         10,845
  7,500      Dev. Finance Agency (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21        4/01/2041          7,500
  7,500      Dev. Finance Agency (LOC - RBS Citizens, N.A.)          0.22        4/01/2041          7,500
  3,115      State Health and Educational Facilities Auth.
               (INS)(LIQ)                                            0.24        7/01/2032          3,115
                                                                                               ----------
                                                                                                   38,230
                                                                                               ----------
             MICHIGAN (4.6%)
 20,890      Building Auth. (INS)(LIQ)(a)                            0.20       10/15/2014         20,890
  1,190      Higher Education Facilities Auth.
               (LOC - Comerica Bank, N.A.)                           0.24       10/01/2027          1,190
 13,215      Hospital Finance Auth. (LOC - Sovereign Bank)           0.46        9/01/2032         13,215
  7,500      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.33       12/01/2032          7,500
  7,505      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.34        6/01/2035          7,505
 10,365      Huron County (LOC - Fifth Third Bank)                   0.34       10/01/2028         10,365
 30,060      Marquette County (LOC - RBS Citizens, N.A.)             0.31        3/01/2033         30,060
  7,900      Northville EDC (LOC - Fifth Third Bank)                 0.34        5/01/2014          7,900
 14,640      Oakland County EDC (LOC - Fifth Third Bank)             0.34        3/01/2029         14,640
  6,885      Oakland County EDC (LOC - Comerica Bank, N.A.)          0.22        5/01/2037          6,885
                                                                                               ----------
                                                                                                  120,150
                                                                                               ----------
             MINNESOTA (0.4%)
  2,770      Canby Community Hospital District No.1                  0.46       11/01/2026          2,770
  3,700      North Suburban Hospital District (LOC - Wells
               Fargo Bank, N.A.)                                     0.30        2/01/2013          3,700
  4,675      Rochester (LOC - Royal Bank of Scotland N.V.)           1.24        4/01/2022          4,675
                                                                                               ----------
                                                                                                   11,145
                                                                                               ----------
             MISSISSIPPI (0.6%)
  6,995      Business Finance Corp. (LOC - Hancock Bank)             0.98        4/01/2033          6,995
  9,510      Business Finance Corp. (LOC - Hancock Bank)             0.98       12/01/2036          9,510
                                                                                               ----------
                                                                                                   16,505
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MISSOURI (1.5%)
$ 7,100      Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                           0.21%       7/01/2026     $    7,100
  9,507      Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                              0.34       11/01/2027          9,507
 10,010      Health and Educational Facilities Auth.
               (LOC - Bank of Oklahoma, N.A.)                        0.31        7/01/2040         10,010
  8,400      Jackson County IDA (LOC - Commerce Bank, N.A.)          0.21        7/01/2025          8,400
  3,930      St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.27        6/15/2024          3,930
                                                                                               ----------
                                                                                                   38,947
                                                                                               ----------
             NEBRASKA (0.5%)
  2,130      Sarpy County                                            0.22        7/01/2013          2,130
 10,000      Washington County                                       0.21       12/01/2040         10,000
                                                                                               ----------
                                                                                                   12,130
                                                                                               ----------
             NEW JERSEY (0.4%)
  2,900      EDA (LOC - Valley National Bank)                        0.42        3/01/2031          2,900
  6,455      EDA (LOC - Valley National Bank)                        0.21       11/01/2040          6,455
                                                                                               ----------
                                                                                                    9,355
                                                                                               ----------
             NEW MEXICO (0.6%)
  5,000      Hospital Equipment Loan Council
               (LOC - SunTrust Bank)                                 0.39        7/01/2025          5,000
 11,590      Roswell (LOC - Sovereign Bank)                          0.35        7/01/2036         11,590
                                                                                               ----------
                                                                                                   16,590
                                                                                               ----------
             NEW YORK (9.1%)
  9,730      Albany IDA (LOC - Key Bank, N.A.)                       0.26        7/01/2035          9,730
 12,830      Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21        7/01/2040         12,830
  2,930      Chautauqua County IDA (LOC - RBS Citizens, N.A.)        0.28        8/01/2027          2,930
  2,750      Chautauqua County IDA (LOC - PNC Bank, N.A.)            0.28        8/01/2030          2,750
  2,640      Clinton County IDA (LOC - Key Bank, N.A.)               0.26        7/01/2042          2,640
  5,960      Dormitory Auth. (LOC - Key Bank, N.A.)                  0.26        7/01/2038          5,960
  5,750      East Rochester Housing Auth. (LOC - RBS
               Citizens, N.A.)                                       0.22       12/01/2036          5,750
  2,335      Erie County IDA (LOC - Key Bank, N.A.)                  0.34        3/01/2024          2,335
  3,725      Essex County IDA (LOC - Key Bank, N.A.)                 0.26        3/01/2032          3,725
  1,600      Guilderland IDA (LOC - Key Bank, N.A.)                  0.34        7/01/2032          1,600
 21,000      Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                                    0.41       11/01/2041         21,000
  5,300      Long Island Power Auth. (LOC - JPMorgan
               Chase Bank, N.A.)(LOC - Landesbank
               Baden-Wurttemberg)                                    0.14        5/01/2033          5,300

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 8,335      Monroe County IDA (LOC - RBS Citizens, N.A.)            0.22%       7/01/2027     $    8,335
 25,000      MTA (INS)(LIQ)                                          0.35       11/01/2029         25,000
 13,390      Nassau County IDA (LOC - Sovereign Bank)                0.50       12/01/2036         13,390
  5,800      New York City (LOC - Manufacturers & Traders
               Trust Co.)                                            0.22       12/01/2040          5,800
  9,000      New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                   0.26        6/01/2039          9,000
  8,660      New York City IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.18       12/01/2034          8,660
  6,525      New York City IDA (LOC - Key Bank, N.A.)                0.34        7/01/2037          6,525
 31,405      New York City IDA (LOC - Key Bank, N.A.)                0.34        7/01/2038         31,405
  4,500      New York City Transitional Finance Auth. (LIQ)(a)       0.16       11/01/2030          4,500
  9,590      Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21        6/01/2030          9,590
  3,770      Onondaga County IDA (LOC - Key Bank, N.A.)              0.26        7/01/2025          3,770
  8,900      Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.21       12/01/2031          8,900
  1,000      Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                        1.24        3/01/2028          1,000
  2,460      Ontario County IDA (LOC - Key Bank, N.A.)               0.26        7/01/2030          2,460
 10,680      Otsego County IDA (LOC - Key Bank, N.A.)                0.34        6/01/2027         10,680
  4,250      Rensselaer County IDA (LOC - RBS Citizens, N.A.)        0.20       10/30/2035          4,250
  2,355      St. Lawrence County (LOC - RBS Citizens, N.A.)          0.24        7/01/2037          2,355
  1,410      State Dormitory Auth. (LOC - Key Bank, N.A.)            0.26       11/01/2036          1,410
  4,110      Utica IDA (LOC - RBS Citizens, N.A.)                    0.24       10/01/2025          4,110
                                                                                               ----------
                                                                                                  237,690
                                                                                               ----------
             OHIO (4.0%)
 15,600      Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.36        6/01/2033         15,600
 12,145      Butler County (LOC - Fifth Third Bank)                  0.34        5/15/2036         12,145
  1,395      Clermont County (LOC - Fifth Third Bank)                0.34        8/01/2022          1,395
  3,340      Cuyahoga County (LOC - Key Bank, N.A.)                  0.34        6/01/2022          3,340
  7,620      Cuyahoga County (LOC - Sovereign Bank)                  0.39        5/01/2042          7,620
 11,365      Dayton-Montgomery County (LOC - Fifth Third Bank)       0.34       11/15/2028         11,365
  8,510      Delaware County (LOC - Fifth Third Bank)                0.34       10/01/2033          8,510
 10,000      Hamilton County (INS)(LIQ)(a)                           0.31        6/01/2015         10,000
  5,660      Hamilton County (LOC - Fifth Third Bank)                0.38       12/01/2024          5,660
  6,945      Higher Educational Facilities (LOC - Fifth Third Bank)  0.40        9/01/2036          6,945
  3,600      Hilliard (LOC - Bank of Nova Scotia)                    0.23        8/01/2012          3,600
  2,800      Meigs County (LOC - Bank of Nova Scotia)                0.23        8/01/2012          2,800
  2,560      Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.22       12/01/2022          2,560
  4,200      Summit County (LOC - Fifth Third Bank)                  0.33       12/01/2029          4,200
  3,510      Summit County (LOC - Fifth Third Bank)                  0.24        8/01/2030          3,510

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 3,000      Warren County (LOC - Bank of Nova Scotia)               0.23%       8/01/2012     $    3,000
  2,895      Wayne County (LOC - Fifth Third Bank)                   0.42        9/01/2021          2,895
                                                                                               ----------
                                                                                                  105,145
                                                                                               ----------
             OKLAHOMA (4.5%)
  7,760      Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.33        6/01/2031          7,760
  8,700      Garfield County Industrial Auth.                        0.31        1/01/2025          8,700
  2,025      IDA (LOC - JPMorgan Chase Bank, N.A.)                   0.25        8/01/2018          2,025
 32,400      Muskogee Industrial Trust(c)                            0.30        1/01/2025         32,400
 56,000      Muskogee Industrial Trust(c)                            0.30        6/01/2027         56,000
 10,800      Tulsa Industrial Auth. (LOC - Bank of
               Oklahoma, N.A.)                                       0.35       11/01/2026         10,800
                                                                                               ----------
                                                                                                  117,685
                                                                                               ----------
             OREGON (1.5%)
 38,100      Port of Portland (LOC - Bank of
               Tokyo-Mitsubishi UFJ, Ltd.)                           0.29       12/01/2014         38,100
                                                                                               ----------
             PENNSYLVANIA (2.8%)
  6,100      Allegheny County Hospital Dev. Auth.
               (LOC - SunTrust Bank)                                 0.37        9/01/2027          6,100
  5,250      Chartiers Valley Industrial and Commercial Dev. Auth.   1.10       11/15/2017          5,250
 14,000      Delaware County (LOC - Sovereign Bank)                  0.47        6/01/2037         14,000
  2,300      Higher Educational Facilities Auth.
               (LOC - Fulton Bank)                                   1.47       11/01/2028          2,300
  2,200      Higher Educational Facilities Auth.
               (LOC - Fulton Bank)                                   1.47       11/01/2033          2,200
  5,330      Luzerne County IDA (LOC - Sovereign Bank)               0.45        2/01/2029          5,330
 24,990      Northampton County (LOC - Bank of
               America, N.A.)(LIQ)(a)                                0.33        8/15/2032         24,990
  7,000      Pottstown Borough Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.21        8/01/2032          7,000
  5,450      Westmoreland County IDA (LOC - Sovereign Bank)          0.39        1/01/2036          5,450
                                                                                               ----------
                                                                                                   72,620
                                                                                               ----------
             RHODE ISLAND (0.5%)
  6,870      EDC (LOC - RBS Citizens, N.A.)                          0.46       10/01/2034          6,870
  5,800      Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                            0.51       12/01/2036          5,800
                                                                                               ----------
                                                                                                   12,670
                                                                                               ----------
             SOUTH CAROLINA (0.6%)
 15,000      Jobs Economic Dev. Auth.
               (LOC - Sovereign Bank)                                0.22       11/15/2042         15,000
                                                                                               ----------

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             SOUTH DAKOTA (0.7%)
$ 5,975      Health and Educational Facilities Auth.                 0.46%      11/01/2020     $    5,975
  3,620      Health and Educational Facilities Auth.                 0.46       11/01/2025          3,620
  7,620      Health and Educational Facilities Auth.                 0.46       11/01/2027          7,620
                                                                                               ----------
                                                                                                   17,215
                                                                                               ----------
             TENNESSEE (1.1%)
  7,100      Hendersonville IDB (LOC - Fifth Third Bank)             0.38        5/01/2036          7,100
  9,380      Jackson Energy Auth. (LOC - Fifth Third Bank)           0.34        4/01/2029          9,380
  3,930      Memphis-Shelby County IDB (LOC - SunTrust Bank)         0.37        1/01/2028          3,930
  4,860      Metropolitan Government of Nashville and
               Davidson County (LOC - Fifth Third Bank)              0.34       12/01/2024          4,860
  2,680      Williamson County IDB (LOC - Fifth Third Bank)          0.38       12/01/2027          2,680
                                                                                               ----------
                                                                                                   27,950
                                                                                               ----------
             TEXAS (5.4%)
 13,300      Atascosa County IDC (NBGA)                              0.31        6/30/2020         13,300
    190      Bell County Health Facilities Dev. Corp.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.55        5/01/2023            190
 16,550      Brazos County Health Facilities Dev.
               (LOC - Bank of America, N.A.)(LIQ)(a)                 0.36        1/01/2019         16,550
  2,515      Cameron Education Corp. (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.25        6/01/2031          2,515
 20,000      Harris County Cultural Education Facilities Finance
               Corp. (LOC - Compass Bank)                            0.25        6/01/2038         20,000
 23,300      Harris County Health Facilities Dev. Corp.
               (LOC - Compass Bank)                                  0.35       11/15/2047         23,300
  1,800      North Central IDA                                       0.22       10/01/2013          1,800
 15,785      Student Housing Auth. (LIQ)(NBGA)(a)                    0.26       10/01/2033         15,785
 34,225      Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                             1.00        8/15/2036         34,225
  6,200      Trinity River IDA                                       0.29        1/01/2013          6,200
  8,830      Weslaco Health Facilities Dev. Corp.
               (LOC - Compass Bank)(b)                               0.84        6/01/2038          8,830
                                                                                               ----------
                                                                                                  142,695
                                                                                               ----------
             VIRGINIA (1.8%)
  3,900      Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.16       10/01/2030          3,900
 12,025      Alexandria IDA (LOC - SunTrust Bank)                    0.39       10/01/2043         12,025
  5,620      Harrisonburg IDA (LOC - Sovereign Bank)                 0.47        4/01/2036          5,620
 11,085      Harrisonburg Redevelopment and Housing Auth.
               (LIQ)(NBGA)(a)                                        0.19        2/01/2026         11,085
  1,500      Lexington IDA                                           0.14        1/01/2035          1,500
  1,000      Richmond Public Utility (INS)(LIQ)(a)                   0.16        7/15/2013          1,000
  3,740      Russell County IDA (LOC - U.S. Bank, N.A.)              0.13        7/01/2038          3,740

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 4,395      Stafford County and Staunton IDA (LIQ)
               (LOC - U.S. Bank, N.A.)(a)                            0.15%       2/01/2015     $    4,395
  4,100      Suffolk Redevelopment and Housing Auth.
               (LIQ)(NBGA)(a)                                        0.19        7/01/2024          4,100
                                                                                               ----------
                                                                                                   47,365
                                                                                               ----------
             WASHINGTON (3.8%)
  4,610      Economic Dev. Finance Auth.
               (LOC - Bank of the West)                              0.32        2/12/2019          4,610
  5,645      Health Care Facilities Auth. (INS)(LIQ)(a)              0.26        8/15/2013          5,645
 32,200      Health Care Facilities Auth. (INS)(LIQ)                 0.38       12/01/2036         32,200
 36,685      Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                             1.00        3/01/2036         36,685
 10,955      Housing Finance Commission
               (LOC - Sovereign Bank)                                0.39        2/01/2037         10,955
  8,960      Housing Finance Commission
               (LOC - Key Bank, N.A.)                                0.36        7/01/2043          8,960
                                                                                               ----------
                                                                                                   99,055
                                                                                               ----------
             WEST VIRGINIA (1.9%)
  2,775      Harrison County (LOC - Bank of Nova Scotia)             0.23       12/01/2012          2,775
 32,850      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.40       10/01/2033         32,850
  9,630      Marshall County                                         0.22        3/01/2026          9,630
  3,100      Monongalia County (LOC - Bank of Nova Scotia)           0.23       12/01/2012          3,100
  2,200      Ripley (LOC - Bank of Nova Scotia)                      0.23       12/01/2012          2,200
                                                                                               ----------
                                                                                                   50,555
                                                                                               ----------
             WISCONSIN (0.9%)
 14,600      Germantown                                              0.21        4/01/2032         14,600
    735      Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.25        5/01/2026            735
  1,615      Milwaukee Redevelopment Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.27        5/01/2025          1,615
  6,955      Wind Point (LOC - U.S. Bank, N.A.)                      0.28        9/01/2035          6,955
                                                                                               ----------
                                                                                                   23,905
                                                                                               ----------
             WYOMING (0.4%)
 10,000      Platte County (NBGA)                                    0.29        7/01/2014         10,000
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $2,096,736)                                2,096,736
                                                                                               ----------
             PUT BONDS (5.1%)

             ALABAMA (1.1%)
 30,000      Mobile IDB                                              0.75        7/15/2034         30,000
                                                                                               ----------
             CALIFORNIA (0.2%)
  6,000      Statewide Communities Dev. Auth.                        0.38        4/01/2037          6,000
                                                                                               ----------

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             GEORGIA (1.2%)
$11,000      Burke County                                            0.80%      11/01/2048     $   11,000
 21,000      Monroe County                                           0.80        7/01/2025         21,000
                                                                                               ----------
                                                                                                   32,000
                                                                                               ----------
             MONTANA (1.0%)
  9,280      Board of Investments (NBGA)                             0.48        3/01/2017          9,280
  2,930      Board of Investments (NBGA)                             0.48        3/01/2018          2,930
 12,605      Board of Investments (NBGA)                             0.48        3/01/2028         12,605
                                                                                               ----------
                                                                                                   24,815
                                                                                               ----------
             NEW YORK (0.6%)
 16,250      Liberty Dev. Corp.                                      0.35       12/01/2049         16,250
                                                                                               ----------
             TEXAS (0.8%)
 20,000      Houston ISD (LIQ)(NBGA)                                 0.57        6/15/2031         20,000
                                                                                               ----------
             VIRGINIA (0.2%)
  5,000      Norfolk EDA                                             0.41       11/01/2034          5,000
                                                                                               ----------
             Total Put Bonds (cost: $134,065)                                                     134,065
                                                                                               ----------
             FIXED-RATE INSTRUMENTS (14.3%)

             CALIFORNIA (2.1%)
 12,000      San Diego                                               0.25       10/06/2011         12,000
 30,000      State                                                   0.26       10/06/2011         30,000
 12,500      State                                                   2.00        6/26/2012         12,647
                                                                                               ----------
                                                                                                   54,647
                                                                                               ----------
             CONNECTICUT (0.7%)
 17,215      New Britain                                             2.00        3/28/2012         17,324
                                                                                               ----------
             MASSACHUSETTS (0.5%)
  8,000      New Bedford                                             1.50        2/10/2012          8,020
  6,313      New Bedford                                             1.50        2/10/2012          6,328
                                                                                               ----------
                                                                                                   14,348
                                                                                               ----------
             MINNESOTA (2.0%)
  1,000      Albany ISD (NBGA)                                       1.00        9/08/2012          1,006
  3,000      Becker ISD (NBGA)                                       1.00        9/07/2012          3,017
  1,615      Blooming Prairie ISD (NBGA)                             1.00        8/10/2012          1,623
  1,325      Clearbrook Gonvick ISD (NBGA)(b)                        1.00        9/28/2012          1,332
  8,450      Duluth ISD (NBGA)                                       1.00        3/29/2012          8,471
  2,985      East Central ISD (NBGA)                                 1.00        8/02/2012          3,000
  1,200      East Grand Forks ISD (NBGA)                             2.00        8/27/2012          1,217
  1,275      Greenway ISD (NBGA)                                     1.00        9/01/2012          1,282
  3,015      Lake Superior ISD (NBGA)                                1.00        8/02/2012          3,030

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 2,000      Milaca ISD (NBGA)                                       1.00%       9/21/2012     $    2,012
  1,050      Nashwauk Keewatin ISD (NBGA)                            1.00        8/24/2012          1,056
  2,950      New London Spicer ISD (NBGA)                            2.00        8/29/2012          2,993
  1,590      Onamia ISD (NBGA)                                       1.00        9/07/2012          1,599
  4,155      Park Rapids ISD (NBGA)                                  1.00        9/28/2012          4,179
 15,500      Richfield ISD (NBGA)                                    1.00        9/07/2012         15,586
  1,000      Walker Hackensack Akeley ISD (NBGA)                     1.00        8/24/2012          1,005
  1,030      West Central Area ISD (NBGA)                            1.00        8/24/2012          1,035
                                                                                               ----------
                                                                                                   53,443
                                                                                               ----------
             NEW YORK (6.3%)
 10,000      Binghamton City School District                         1.50        7/26/2012         10,069
 12,605      Byron Bergen CSD                                        1.50        5/25/2012         12,649
 13,226      Dundee CSD                                              1.50        6/21/2012         13,283
 19,800      East Aurora                                             1.00        2/09/2012         19,828
 12,255      General Brown CSD                                       1.00        6/22/2012         12,263
  4,713      Geneva                                                  1.25        2/09/2012          4,718
 10,000      Lockport City School District                           1.50        8/09/2012         10,064
 22,000      Moravia CSD                                             1.50        6/22/2012         22,095
  7,883      Newark Valley CSD                                       1.50        6/29/2012          7,921
  4,000      Newfane CSD                                             1.50        6/15/2012          4,020
  7,500      Onondaga CSD                                            1.50        7/19/2012          7,539
 20,130      Sherburne Earleville CSD                                1.50        6/29/2012         20,228
  5,491      Valley CSD                                              1.50        2/24/2012          5,507
 16,000      Watervliet City School District                         1.50        1/26/2012         16,033
                                                                                               ----------
                                                                                                  166,217
                                                                                               ----------
             OHIO (0.3%)
  4,670      Columbus                                                2.00       12/01/2011          4,682
  2,500      South Euclid                                            1.25        9/26/2012          2,520
                                                                                               ----------
                                                                                                    7,202
                                                                                               ----------
             TEXAS (2.4%)
 30,000      Dallas Area Rapid Transit                               0.31       11/17/2011         30,000
 32,000      Houston                                                 0.68       10/20/2011         32,000
                                                                                               ----------
                                                                                                   62,000
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $375,181)                                        375,181
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,605,982)                                              $2,605,982
                                                                                               ==========

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                       $-          $2,096,736             $-      $2,096,736
Put Bonds                                         -             134,065              -         134,065
Fixed-Rate Instruments                            -             375,181              -         375,181
------------------------------------------------------------------------------------------------------
TOTAL                                            $-          $2,605,982             $-      $2,605,982
------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at September 30, 2011, for federal income tax purposes, was approximately the same as that reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) At September 30, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $10,162,000, which included when-issued basis securities of $1,332,000.

   (c) At September 30, 2011, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)          $2,605,982
  Cash                                                                              23,330
  Receivables:
     Capital shares sold                                                             4,125
     USAA Investment Management Company (Note 4D)                                       26
     Interest                                                                        2,207
                                                                                ----------
        Total assets                                                             2,635,670
                                                                                ----------
LIABILITIES
  Payables:
     Securities purchased                                                           10,163
     Capital shares redeemed                                                         1,796
     Dividends on capital shares                                                        17
  Accrued management fees                                                              607
  Accrued transfer agent's fees                                                        331
  Other accrued expenses and payables                                                  126
                                                                                ----------
        Total liabilities                                                           13,040
                                                                                ----------
           Net assets applicable to capital shares outstanding                  $2,622,630
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $2,622,605
  Accumulated undistributed net investment income                                       15
  Accumulated net realized gain on investments                                          10
                                                                                ----------
           Net assets applicable to capital shares outstanding                  $2,622,630
                                                                                ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                    2,622,597
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $     1.00
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 5,884
                                                                        -------
EXPENSES
   Management fees                                                        3,799
   Administration and servicing fees                                      1,357
   Transfer agent's fees                                                  2,315
   Custody and accounting fees                                              151
   Postage                                                                   40
   Shareholder reporting fees                                                29
   Trustees' fees                                                             7
   Registration fees                                                         27
   Professional fees                                                         81
   Other                                                                     31
                                                                        -------
          Total expenses                                                  7,837
   Expenses reimbursed                                                   (2,104)
                                                                        -------
          Net expenses                                                    5,733
                                                                        -------
NET INVESTMENT INCOME                                                       151
                                                                        -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          2
                                                                        -------
   Increase in net assets resulting from operations                     $   153
                                                                        =======

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited), and year ended March 31, 2011

--------------------------------------------------------------------------------

                                                           9/30/2011          3/31/2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $      151        $       437
  Net realized gain on investments                                 2                  8
                                                          -----------------------------
     Increase in net assets resulting from operations            153                445
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (136)              (437)
                                                          -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  636,143          1,348,598
  Reinvested dividends                                           134                429
  Cost of shares redeemed                                   (856,650)        (1,837,333)
                                                          -----------------------------
     Decrease in net assets from capital
        share transactions                                  (220,373)          (488,306)
                                                          -----------------------------
  Net decrease in net assets                                (220,356)          (488,298)

NET ASSETS
  Beginning of period                                      2,842,986          3,331,284
                                                          -----------------------------
  End of period                                           $2,622,630        $ 2,842,986
                                                          =============================
Accumulated undistributed net investment income:
  End of period                                           $       15        $         -
                                                          =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                636,143          1,348,598
  Shares issued for dividends reinvested                         134                429
  Shares redeemed                                           (856,650)        (1,837,333)
                                                          -----------------------------
     Decrease in shares outstanding                         (220,373)          (488,306)
                                                          =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $10,163,000; which included when-issued securities of $1,332,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2011, the Fund paid CAPCO facility fees of $4,000, which represents 5.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2011, the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

did not incur any income tax, interest, or penalties. As of September 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $3,799,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,357,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2011, the Fund reimbursed the Manager $40,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,315,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2011, the Fund incurred reimbursable expenses of $2,104,000, of which $26,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

   FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

   Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                               YEAR ENDED MARCH 31,
                            ---------------------------------------------------------------------------------------------
                                  2011            2011            2010               2009            2008            2007
                            ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.00      $     1.00      $     1.00         $     1.00      $     1.00      $     1.00
                            ---------------------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income            .00(a)          .00(a)          .00(a)             .02             .03             .03
  Net realized and
    unrealized gain                .00(a)          .00(a)          .00(a)             .00(a)          .00(a)          .00(a)
                            ---------------------------------------------------------------------------------------------
Total from investment
  operations                       .00(a)          .00(a)          .00(a)             .02             .03             .03
                            ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.00)(a)        (.00)(a)        (.00)(a)           (.02)           (.03)           (.03)
  Realized capital gains             -               -            (.00)(a)           (.00)(a)        (.00)(a)           -
                            ---------------------------------------------------------------------------------------------
Total distributions               (.00)(a)        (.00)(a)        (.00)(a)           (.02)           (.03)           (.03)
                            ---------------------------------------------------------------------------------------------
Net asset value at
  end of period             $     1.00      $     1.00      $     1.00         $     1.00      $     1.00      $     1.00
                            =============================================================================================
Total return (%)*                  .01             .01             .48(c)            1.94            3.17            3.19(b)
Net assets at
  end of period (000)       $2,622,630      $2,842,986      $3,331,284         $3,498,914      $2,920,650      $2,419,287
Ratios to average
  net assets:**
  Expenses (%)(d)                  .42(f)          .49(e)          .52(c),(e)         .51             .50             .49(b)
  Expenses, excluding
    reimbursements (%)(d)          .58(f)          .55             .53(c)               -               -               -
  Net investment
    income (%)                     .01(f)          .01             .47               1.90            3.11            3.14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were
    $2,712,593,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for excised tax incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING               ENDING                DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE            APRIL 1, 2011 -
                                     APRIL 1, 2011        SEPTEMBER 30, 2011        SEPTEMBER 30, 2011
                                     -----------------------------------------------------------------
Actual                                 $1,000.00              $1,000.10                   $2.10

Hypothetical
  (5% return before expenses)           1,000.00               1,022.90                    2.12

* Expenses are equal to the Fund's annualized expense ratio of 0.42%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2011, through September 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

ADVISORY AGREEMENT

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses for the period covered by the third-party report.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2010, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2010, and in was in the top 10% of its performance universe for the three- and five-year periods ended December 31, 2010. The Board also took into account Management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments"
AT USAA.COM

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

  [LOGO OF USAA]
        USAA
                   WE KNOW WHAT IT MEANS TO SERVE.(R)
=============================================================================
   39598-1111                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/28/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.